UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21464

Name of Fund: BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Floating Rate Income Strategies Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 02/28/2011

Date of reporting period: 11/30/2010

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2010 (Unaudited)	BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)
(Percentages shown are based on Net Assets)

Asset-Backed Securities (a)	Par (000)		Value

ARES CLO Funds, Series 2005-10A, Class B, 0.68%, 9/18/17 (b)	USD	500	$410,000
Castle Garden Funding, Series 2005-1A, Class B1, 1.05%, 10/27/20 (b)		565	414,710
Flagship CLO, Series 2006-1A, Class B, 0.64%, 9/20/19 (b)		500	392,500
Goldentree Loan Opportunities III, Ltd., Series 2007-3X, Class B, 0.94%, 5/01/22		430	328,950
LCM LP, Series 8A, Class C, 3.29%, 1/14/21 (b)		925	874,588

Total Asset-Backed Securities – 1.7%			2,420,748

Common Stocks (c)	Shares

Building Products — 0.1%
Masonite Worldwide Holdings	3,830	141,710
Nortek, Inc.	710	29,110

		170,820

Chemicals — 0.0%
GEO Specialty Chemicals, Inc.	10,732	4,120
Wellman Holdings, Inc.	181	9

		4,129

Electrical Equipment — 0.0%
Medis Technologies Ltd.	13,053	261

Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp., Class B	5,332	61,185

Software — 0.2%
HMH Holdings/EduMedia	48,267	241,333

Total Common Stocks – 0.3%		477,728

Corporate Bonds	Par (000)

Airlines — 0.4%
Air Canada, 9.25%, 8/01/15 (b)	USD	250	261,250

Corporate Bonds	Par (000)		Value

Airlines (concluded)
Delta Air Lines, Inc., Series B, 9.75%, 12/17/16	USD	285	$310,015

			571,265

Auto Components — 0.8%
Delphi International Holdings Unsecured, 12.00%, 10/06/14		16	16,719
Icahn Enterprises LP:
7.75%, 1/15/16		105	104,475
8.00%, 1/15/18		1,000	992,500

			1,113,694

Building Products — 2.6%
CPG International I, Inc., 7.50%, 7/01/12 (a)		3,000	2,981,250
Nortek, Inc., 11.00%, 12/01/13		713	750,596

			3,731,846

Capital Markets — 0.0%
E*Trade Financial Corp., 4.00%, 8/31/19 (b)(d)(e)		46	65,608

Chemicals — 1.0%
CF Industries, Inc., 6.88%, 5/01/18		480	526,800
GEO Specialty Chemicals, Inc. (b):
7.50%, 3/31/15 (e)(f)		702	456,366
10.00%, 3/31/15		691	448,864
Wellman Holdings, Inc., Subordinate Note (Third Lien), 5.00%, 1/29/19 (e)(f)		195	76,181

			1,508,211

Commercial Banks — 1.1%
CIT Group, Inc.:
7.00%, 5/01/16		130	127,725
7.00%, 5/01/17		1,455	1,418,625

			1,546,350

Commercial Services & Supplies — 0.6%
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (b)		165	167,062
Clean Harbors, Inc., 7.63%, 8/15/16		360	379,800
The Geo Group, Inc., 7.75%, 10/15/17		300	318,000

			864,862

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CAD	Canadian Dollar
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
MSCI	Morgan Stanley Capital International
USD	US Dollar

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.	NOVEMBER 30, 2010	1

Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Consumer Finance — 0.5%
Credit Acceptance Corp., 9.13%, 2/01/17 (b)	USD	190	$198,550
Inmarsat Finance Plc, 7.38%, 12/01/17 (b)		525	551,250

			749,800

Containers & Packaging — 2.2%
Berry Plastics Corp., 8.25%, 11/15/15		900	936,000
Clondalkin Acquisition BV, 2.29%, 12/15/13 (a)(b)		1,500	1,383,750
OI European Group BV, 6.88%, 3/31/17	EUR	113	149,979
Smurfit Kappa Acquisitions (b):
7.25%, 11/15/17		275	360,532
7.75%, 11/15/19		265	353,441

			3,183,702

Diversified Financial Services — 1.0%
Ally Financial Inc., 2.50%, 12/01/14 (a)	USD	825	738,403
Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16		85	88,613
Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16 (b)		300	312,750
Reynolds Group Issuer, Inc., 7.75%, 10/15/16 (b)	EUR	200	267,397

			1,407,163

Diversified Telecommunication Services — 0.7%
ITC Deltacom, Inc., 10.50%, 4/01/16	USD	360	386,100
Qwest Communications International, Inc., 8.00%, 10/01/15		300	318,750
Qwest Corp., 8.38%, 5/01/16		240	288,000

			992,850

Food & Staples Retailing — 0.2%
AmeriQual Group LLC, 9.50%, 4/01/12 (b)		170	166,600
Rite Aid Corp., 8.00%, 8/15/20 (b)		140	144,200

			310,800

Food Products — 0.5%
B&G Foods, Inc., 7.63%, 1/15/18		300	310,875
Smithfield Foods, Inc., 10.00%, 7/15/14 (b)		350	395,500

			706,375

Health Care Equipment & Supplies — 0.5%
DJO Finance LLC, 10.88%, 11/15/14		685	746,650

Health Care Providers & Services — 0.8%
American Renal Holdings, 8.38%, 5/15/18 (b)		75	77,625
HCA, Inc., 7.25%, 9/15/20		255	267,431
Tenet Healthcare Corp.:
9.00%, 5/01/15		95	101,888

Corporate Bonds	Par (000)		Value

Health Care Providers & Services (concluded)
Tenet Healthcare Corp. (concluded):
8.88%, 7/01/19	USD	690	$734,850

			1,181,794

Health Care Technology — 0.8%
IMS Health, Inc., 12.50%, 3/01/18 (b)		980	1,141,700

Hotels, Restaurants & Leisure — 1.0%
Dunkin Finance Corp., 9.63%, 12/01/18 (b)		5	5,031
Harrah’s Operating Co., Inc., 10.00%, 12/15/18		25	21,125
Little Traverse Bay Bands of Odawa Indians, 9.00%, 8/31/20 (b)		513	423,225
MGM Resorts International, 10.38%, 5/15/14		260	288,600
Travelport LLC, 4.92%, 9/01/14 (a)		815	737,575

			1,475,556

Independent Power Producers & Energy Traders — 2.3%
Calpine Construction Finance Co. LP, 8.00%, 6/01/16 (b)		715	752,538
Energy Future Holdings Corp., 10.00%, 1/15/20 (b)		500	511,577
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		375	384,620
NRG Energy, Inc.:
7.25%, 2/01/14		1,070	1,091,400
7.38%, 2/01/16		590	592,950

			3,333,085

Industrial Conglomerates — 0.5%
Sequa Corp., 13.50%, 12/01/15 (b)(f)		679	736,354

Media — 2.4%
CSC Holdings, Inc., 8.50%, 4/15/14		230	252,138
Checkout Holding Corp., 10.99%, 11/15/15 (b)(d)		460	278,300
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		212	224,720
Series B, 9.25%, 12/15/17		847	904,172
DISH DBS Corp., 7.00%, 10/01/13		525	559,125
TL Acquisitions, Inc., 10.50%, 1/15/15 (b)		135	135,000
UPC Germany GmbH, 8.13%, 12/01/17 (b)		1,000	1,040,000

			3,393,455

Metals & Mining — 0.6%
FMG Resources August 2006 Pty Ltd., 7.00%, 11/01/15 (b)		445	450,562
Ryerson, Inc., 7.66%, 11/01/14 (a)		450	419,625

			870,187

2	BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Multiline Retail — 0.2%
Dollar General Corp., 11.88%, 7/15/17 (f)	USD	235	$272,600

Oil, Gas & Consumable Fuels — 0.6%
Coffeyville Resources LLC, 9.00%, 4/01/15 (b)		160	170,400
OPTI Canada, Inc., 9.00%, 12/15/12 (b)		665	661,675

			832,075

Paper & Forest Products — 0.1%
Verso Paper Holdings LLC, Series B, 4.04%, 8/01/14 (a)		180	160,200

Pharmaceuticals — 0.2%
Angiotech Pharmaceuticals, Inc., 4.05%, 12/01/13 (a)		255	208,462
Valeant Pharmaceuticals International (b):
6.75%, 10/01/17		50	49,375
7.00%, 10/01/20		65	63,375

			321,212

Professional Services — 0.1%
FTI Consulting, Inc., 6.75%, 10/01/20 (b)		95	95,950

Real Estate Investment Trusts (REITs) — 0.1%
Omega Healthcare Investors, Inc., 6.75%, 10/15/22 (b)		75	74,813

Wireless Telecommunication Services — 1.6%
Cricket Communications, Inc., 7.75%, 5/15/16		825	843,562
Digicel Group Ltd. (b):
9.13%, 1/15/15 (f)		399	402,990
8.25%, 9/01/17		100	105,000
iPCS, Inc., 2.41%, 5/01/13 (a)		500	477,500
Nextel Communications, Inc., Series E, 6.88%, 10/31/13		425	424,469

			2,253,521

Total Corporate Bonds – 23.4%			33,641,678

Floating Rate Loan Interests (a)

Aerospace & Defense — 2.1%
DynCorp International, Term Loan, 6.25%, 7/07/16	675	679,211
Hawker Beechcraft Acquisition Co., LLC:
Letter of Credit Linked Deposit, 0.19%, 3/26/14	45	37,895
Term Loan, 2.26% - 2.29%, 3/26/14	734	622,795
SI Organization, Inc., Term Loan B, 5.75%, 11/03/16	1,100	1,094,500
TASC, Inc.:
Tranche A Term Loan, 5.50%, 12/18/14	315	315,548

Floating Rate Loan Interests (a)	Par (000)		Value

Aerospace & Defense (concluded)
TASC, Inc. (concluded):
Tranche B Term Loan, 5.75%, 12/18/15	USD	230	$230,769

			2,980,718

Auto Components — 2.1%
Allison Transmission, Inc., Term Loan, 3.01% - 3.05%, 8/07/14		1,262	1,217,562
Dana Holding Corp., Term Advance, 4.51% - 4.54%, 1/30/15		450	450,531
Exide Global Holdings Netherlands C.V., European Borrower, Term Loan, 4.13%, 5/15/12	EUR	170	208,267
GPX International Tire Corp., Tranche B Term Loan (c)(g):
8.37%, 3/30/12	USD	549	—
12.00%, 4/11/12		9	—
Global Autocare, Term Loan B, 6.00%, 11/02/16		650	650,406
United Components, Inc., Term Loan, 6.25%, 3/16/17		500	504,125

			3,030,891

Automobiles — 1.1%
Ford Motor Co.:
Tranche B-1 Term Loan, 3.01% - 3.05%, 12/15/13		1,469	1,453,570
Tranche B-2 Term Loan, 3.01% - 3.05%, 12/15/13		146	143,746

			1,597,316

Biotechnology — 0.4%
Grifols SA, Term Loan B, 6.00%, 10/01/16		575	580,031

Building Products — 2.6%
Armstrong World Industries, Inc., Term Loan B, 3.78%, 5/17/16		575	578,594
Goodman Global, Inc., Term Loan B, 5.75%, 10/13/16		2,500	2,516,500
Momentive Performance Materials (Blitz 06-103 GmbH), Tranche B- 2 Term Loan, 3.05%, 12/04/13	EUR	344	421,540
PGT Industries, Inc., Tranche A-2 Term Loan, 7.25%, 2/14/12	USD	213	209,076

			3,725,710

Capital Markets — 1.0%
American Capital Ltd., Term Loan B, 7.50%, 12/31/13		347	347,931
Nuveen Investments, Inc., Term Loan (First Lien), 3.29%, 11/13/14		1,175	1,094,763

			1,442,694

Chemicals — 5.7%
Arizona Chemical, Term Loan B, 6.75%, 11/18/16		600	603,375
CF Industries, Inc., Term Loan B-1, 4.50%, 4/05/15		249	250,197
Chemtura Corp., Exit Term Loan, 5.50%, 8/16/16		800	804,666
Gentek Holding, LLC, Term Loan B, 6.75%, 9/30/15		1,050	1,063,125

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.	NOVEMBER 30, 2010	3

Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (a)	Par (000)		Value

Chemicals (concluded)
Huish Detergents, Inc., Tranche B Term Loan, 2.01%, 4/26/14	USD	330	$314,385
Lyondell Chemical Co., Exit Term Loan, 5.50%, 4/08/16		334	334,508
MacDermid, Inc., Tranche C Term Loan, 3.05%, 12/15/13	EUR	284	340,349
PQ Corp. (FKA Niagara Acquisition, Inc.), Term Loan (First Lien), 3.51% - 3.54%, 7/30/14	USD	1,020	969,727
Rockwood Specialties Group, Inc., Term Loan H, 6.00%, 5/15/14		678	680,266
Solutia, Inc., Term Loan, 4.50%, 3/17/17		587	588,534
Styron Sarl, Term Loan, 7.50%, 6/17/16		790	799,875
Tronox Worldwide LLC, Exit Term Loan, 7.00%, 12/24/15		1,460	1,466,088

			8,215,095

Commercial Banks — 1.0%
CIT Group, Inc., Tranche 3 Term Loan, 6.25%, 1/20/12		1,400	1,421,409

Commercial Services & Supplies — 5.8%
ARAMARK Corp.:
Letter of Credit - 1 Facility, 0.11%, 1/26/14		18	17,613
Letter of Credit - 2 Facility, 0.11%, 7/26/16		13	12,819
US Term Loan, 2.16%, 1/26/14		222	218,646
US Term Loan B, 3.54%, 7/26/16		196	194,921
AWAS Finance Luxembourg Sarl, Term Loan B, 7.75%, 6/10/16		675	687,375
Adesa, Inc. (KAR Holdings, Inc.), Initial Term Loan, 3.01%, 10/21/13		382	378,966
Advanced Disposal Services, Inc., Term Loan B, 6.00%, 1/14/15		496	498,731
Altegrity, Inc., Incremental Term Loan, 7.75%, 2/21/15		998	999,994
Casella Waste Systems, Inc., Term Loan B, 7.00%, 4/09/14		494	496,836
Delos Aircraft, Inc., Term Loan 2, 7.00%, 3/17/16		1,000	1,015,179
Diversey, Inc. (FKA Johnson Diversey, Inc.), Tranche B Dollar Term Loan, 5.50%, 11/24/15		470	472,610
International Lease Finance Corp., Term Loan 1, 6.75%, 3/17/15		750	759,643
Protection One, Inc., Term Loan, 6.00%, 6/04/16		854	850,168
Quad/Graphics, Inc., Term Loan, 5.50%, 4/20/16		299	292,642
Synagro Technologies, Inc., Term Loan (First Lien), 2.26%, 4/02/14		968	852,609

Floating Rate Loan Interests (a)	Par (000)		Value

Commercial Services & Supplies (concluded)
Volume Services America, Inc. (Centerplate), Term Loan B, 10.75%, 8/24/16	USD	525	$523,687

			8,272,439

Communications Equipment — 0.4%
Avaya, Inc., Term Loan B, 3.04%, 10/24/14		650	589,672

Construction & Engineering — 0.7%
Aquilex Holdings LLC, Term Loan, 5.50%, 4/01/16		100	98,629
Safway Services, LLC, First Out Tranche Loan, 9.00%, 12/18/17		900	900,000

			998,629

Construction Materials — 0.3%
Fairmount Minerals Ltd., Term Loan B, 6.25% - 6.75%, 8/05/16		475	481,136

Consumer Finance — 1.5%
AGFS Funding Co., Term Loan, 7.25%, 4/21/15		2,075	2,090,239

Containers & Packaging — 1.0%
Anchor Glass Container Corp., Term Loan (First Lien), 6.00%, 3/02/16		160	160,164
Berry Plastics Holding Corp., Term Loan C, 2.27% - 2.28%, 4/03/15		365	342,159
Graham Packaging Co., LP:
Term Loan C, 6.75%, 4/05/14		273	275,056
Term Loan D, 6.00%, 9/16/16		600	604,875

			1,382,254

Diversified Consumer Services — 3.0%
Coinmach Service Corp., Term Loan, 3.28%, 11/14/14		1,462	1,275,035
Laureate Education, Series A New Term Loan, 7.00%, 8/15/14		2,054	2,042,695
ServiceMaster Co.:
Closing Date Term Loan, 2.76% - 2.80%, 7/24/14		926	874,930
Delayed Draw Term Loan, 2.76%, 7/24/14		92	87,130

			4,279,790

Diversified Financial Services — 2.3%
MSCI, Inc., Term Loan, 4.75%, 6/01/16		920	923,539
Reynolds Group Holdings, Inc.:
Incremental US Term Loan, 6.25%, 5/05/16		596	599,728
Term Loan D, 6.50%, 5/01/16		500	503,333
US Term Loan, 6.75%, 5/05/16		592	596,342
Whitelabel IV SA:
Term Loan B1, 6.75%, 8/11/17	EUR	188	244,553

4	BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (a)	Par (000)		Value

Diversified Financial Services (concluded)
Whitelabel IV SA (concluded):
Term Loan B2, 6.75%, 8/11/17	EUR	312	$404,703

			3,272,198

Diversified Telecommunication Services — 2.1%
Hawaiian Telcom Communications, Inc., Term Loan, 9.00%, 10/28/15	USD	375	377,109
Integra Telecom Holdings, Inc., Term Loan, 9.25%, 4/15/15		798	805,230
Level 3 Communications, Incremental Term Loan, 2.54%, 3/13/14		1,925	1,787,499

			2,969,838

Electric Utilities — 0.8%
New Development Holdings LLC, Term Loan, 7.00%, 7/03/17		1,121	1,139,055

Electrical Equipment — 0.4%
Baldor Electric Co., Term Loan, 5.25%, 1/31/14		626	627,728

Electronic Equipment, Instruments & Components — 0.9%
CDW LLC (FKA CDW Corp.), Term Loan, 4.25%, 10/10/14		751	722,700
Flextronics International Ltd.:
Closing Date Loan B, 2.51%, 10/01/12		556	550,503
Delay Draw Term Loan A-2, 2.50%, 10/01/14		21	20,353
Delay Draw Term Loan A-3, 2.51%, 10/01/14		24	23,746

			1,317,302

Energy Equipment & Services — 0.6%
MEG Energy Corp., Tranche D Term Loan, 6.00%, 4/03/16		893	893,316

Food & Staples Retailing — 2.6%
AB Acquisitions UK Topco 2 Ltd. (FKA Alliance Boots), Facility B1, 3.29% - 3.56%, 7/09/15	GBP	675	939,031
Bolthouse Farms, Inc., Term Loan (First Lien), 5.50%, 2/11/16	USD	592	591,546
Pilot Travel Centers LLC, Initial Tranche B Term Loan, 5.25%, 6/30/16		1,291	1,305,347
Rite Aid Corp., Term Loan B, 6.00%, 7/09/14		250	246,411
U.S. Foodservice, Inc., Term Loan B, 2.75% - 2.76%, 7/03/14		690	624,738

			3,707,073

Food Products — 4.1%
Advance Pierre Foods, Term Loan (Second Lien):
7.00% - 7.50%, 9/29/16		970	961,108
11.25%, 9/29/17		600	604,500

Floating Rate Loan Interests (a)	Par (000)		Value

Food Products (concluded)
CII Investment, LLC (FKA Cloverhill):
Delayed Draw Term Loan, 8.50%, 10/14/14	USD	51	$51,316
Term Loan A, 8.50%, 10/14/14		445	444,771
Term Loan B, 8.50%, 10/14/14		541	540,943
Dole Food Co., Inc., Tranche B-1 Term Loan, 5.00% - 5.50%, 3/02/17		207	207,413
Green Mountain Coffee, Inc., Term Loan B, 6.00%, 11/09/16		500	502,813
Michael Foods Group, Inc. (FKA M- Foods Holdings, Inc.), Term Loan B, 6.25%, 6/29/16		499	503,270
Pilgrim’s Pride Corp., Term Loan A, 5.29%, 12/01/12		640	620,800
Pinnacle Foods Finance LLC:
Term Loan B, 2.76%, 4/02/14		160	155,775
Tranche D Term Loan, 6.00%, 4/02/14		756	764,409
Solvest Ltd. (Dole), Tranche C-1 Term Loan, 5.00% - 5.50%, 3/02/17		521	522,244

			5,879,362

Health Care Equipment & Supplies — 0.8%
Biomet, Inc., Dollar Term Loan, 3.29% - 3.00%, 3/25/15		214	211,683
DJO Finance LLC (FKA ReAble Therapeutics Finance LLC), Term Loan, 3.26%, 5/20/14		401	392,020
Fresenius SE:
Tranche C-1 Dollar Term Loan, 4.50%, 9/10/14		343	344,557
Tranche C-2 Term Loan, 4.50%, 9/10/14		183	184,080

			1,132,340

Health Care Providers & Services — 5.9%
CHS/Community Health Systems, Inc.:
Delayed Draw Term Loan, 2.55%, 7/25/14		92	90,093
Term Loan Facility, 2.55%, 7/25/14		1,736	1,718,199
DaVita, Inc., Term Loan B, 4.50%, 10/20/16		900	902,250
Gentiva Health Services, Inc., Term Loan B, 6.75%, 8/12/16		260	261,733
HCA, Inc.:
Tranche A-1 Term Loan, 1.54%, 11/16/12		801	782,701
Tranche B-1 Term Loan, 2.54%, 11/18/13		311	303,942
Tranche B-2 Term Loan, 3.54%, 3/31/17		553	545,487
Harden Healthcare, Inc.:
Add-on Term Loan, 7.75%, 3/02/15		683	668,850
Tranche A Term Loan, 8.50%, 2/22/15		385	376,944

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.	NOVEMBER 30, 2010	5

Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (a)	Par (000)		Value

Health Care Providers & Services (concluded)
inVentiv Health, Inc. (FKA Ventive Health, Inc.), Term Loan B, 6.50%, 7/31/16	USD	1,272	$1,278,360
Renal Advantage Holdings, Inc., Tranche B Term Loan, 6.00%, 6/03/16		599	599,248
Vanguard Health Holding Co. II, LLC (Vanguard Health Systems, Inc.), Initial Term Loan, 5.00%, 1/29/16		890	893,299

			8,421,106

Health Care Technology — 1.1%
IMS Health, Inc., Tranche B Dollar Term Loan, 5.25%, 2/26/16		977	985,863
MedAssets, Inc., Term Loan B, 5.25%, 11/15/16		650	652,844

			1,638,707

Hotels, Restaurants & Leisure — 8.2%
Blackstone UTP Capital LLC, Loan, 7.75%, 11/06/14		744	751,819
Dunkin’ Finance Corp., Term Loan B, 5.75%, 11/09/17		1,200	1,211,035
Gateway Casinos & Entertainment, Ltd., Term Loan B, 6.50% - 7.50%, 10/20/15	CAD	1,000	979,007
Harrah’s Operating Co., Inc.:
Term Loan B-1, 3.29%, 1/28/15	USD	128	111,826
Term Loan B-3, 3.29%, 1/28/15		2,945	2,570,197
Penn National Gaming, Inc., Term Loan B, 2.00% - 2.04%, 10/03/12		450	447,000
SW Acquisitions Co., Inc., Term Loan, 5.75%, 6/01/16		1,290	1,297,255
Six Flags Theme Parks, Inc., Tranche B Term Loan (First Lien), 6.00%, 6/30/16		943	947,344
Travelport LLC (FKA Travelport, Inc.), Delayed Draw Term Loan, 2.79% - 2.96%, 8/23/13		249	241,032
Twin River, Senior Secured Term Loan, 8.50%, 11/05/15		525	518,429
Universal City Development Partners Ltd., Term Loan, 5.50%, 11/16/14		769	774,942
VML US Finance LLC (FKA Venetian Macau):
New Project Term Loan, 4.80%, 5/27/13		325	325,000
Term B Delayed Draw Project Loan, 4.80%, 5/25/12		531	530,543
Term B Funded Project Loan, 4.80%, 5/27/13		1,030	1,029,227

			11,734,656

Household Durables — 0.5%
Visant Corp. (FKA Jostens), Term Loan B, 7.00%, 12/20/16		700	705,688

Floating Rate Loan Interests (a)	Par (000)		Value

IT Services — 5.0%
Audio Visual Services Group, Inc., Tranche B Term Loan (First Lien), 2.54%, 2/28/14	USD	70	$56,134
Ceridian Corp., US Term Loan, 3.25% - 3.27%, 11/09/14		1,101	1,036,406
EVERTEC, Inc., Term Loan B, 7.00%, 8/20/16		400	398,000
First Data Corp.:
Initial Tranche B-1 Term Loan, 3.00%, 9/24/14		1,515	1,363,880
Initial Tranche B-2 Term Loan, 3.00%, 9/24/14		1,497	1,347,102
Initial Tranche B-3 Term Loan, 3.00%, 9/24/14		479	431,439
SunGard Data Systems, Inc. (Solar Capital Corp.), Incremental Term Loan, 6.75%, 2/28/14		1,107	1,108,512
TransUnion Corp., Term Loan B, 6.75%, 6/15/17		1,496	1,511,587

			7,253,060

Independent Power Producers & Energy Traders — 0.9%
Dynegy Holdings, Inc.:
Term Letter of Credit Facility, 4.01%, 4/02/13		242	235,857
Tranche B Term Loan, 4.01%, 4/01/13		19	18,841
Texas Competitive Electric Holdings Co., LLC (TXU):
Initial Tranche B-1 Term Loan, 3.75% - 3.79%, 10/10/14		817	630,710
Initial Tranche B-3 Term Loan, 3.75% - 3.79%, 10/10/14		613	471,693

			1,357,101

Industrial Conglomerates — 2.3%
Sequa Corp., Term Loan, 3.54% - 3.55%, 12/03/14		1,896	1,798,288
Tomkins Plc, Term Loan B, 6.75%, 9/16/16		1,500	1,516,407

			3,314,695

Internet & Catalog Retail — 0.3%
FTD Group, Inc., Tranche B Term Loan, 6.75%, 8/26/14		382	382,574

Marine — 0.2%
Horizon Lines, LLC:
Revolving Loan, 3.26% - 3.54%, 8/08/12		173	153,765
Term Loan, 3.54%, 8/08/12		141	134,507

			288,272

Media — 16.6%
Affinion Group, Inc., Tranche B Term Loan, 5.00%, 10/09/16		746	740,964
Atlantic Broadband Finance, LLC, Term Loan B, 5.00%, 11/12/15		500	501,875
Cengage Learning Acquisitions, Inc. (Thomson Learning):
Term Loan, 2.54%, 7/03/14		1,250	1,152,031

6	BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (a)	Par (000)		Value

Media (continued)
Cengage Learning Acquisitions, Inc. (Thomson Learning) (concluded):
Tranche 1 Incremental Term Loan, 7.50%, 7/03/14	USD	501	$501,825
Cequel Communications, LLC, New Term Loan, 2.25%, 11/05/13		530	523,548
Charter Communications Operating, LLC:
Term Loan B1, 7.25%, 3/06/14		461	478,237
Term Loan C, 3.54%, 9/06/16		2,022	1,977,780
Clarke American Corp., Term Loan B, 2.76% - 2.79%, 6/30/14		721	639,431
FoxCo Acquisition Sub, LLC, Term Loan, 7.50%, 7/14/15		413	407,085
Getty Images, Inc., Term Loan B, 5.25%, 10/29/16		1,150	1,158,913
HMH Publishing Co., Ltd., Tranche A Term Loan, 5.75%, 6/12/14		763	704,784
Hanley-Wood, LLC (FSC Acquisition), Term Loan, 2.56%, 3/10/14		973	429,845
Intelsat Corp. (FKA PanAmSat Corp.):
Tranche B-2-A Term Loan, 2.79%, 1/03/14		165	161,614
Tranche B-2-B Term Loan, 2.79%, 1/03/14		165	161,564
Tranche B-2-C Term Loan, 2.79%, 1/03/14		165	161,564
Intelsat Subsidiary Holding Co. Ltd., Term Loan B, 2.79%, 7/03/13		726	711,997
Interactive Data Corp., Term Loan, 6.75%, 1/29/17		698	707,554
Knology, Inc., Term Loan B, 5.50%, 9/27/16		625	626,758
Lavena Holding 3 GmbH (Prosiebensat.1 Media AG), Facility B1, 3.52%, 6/30/15	EUR	337	351,616
MCNA Cable Holdings LLC (OneLink Communications), Loan, 7.00%, 3/01/13	USD	618	549,804
Mediacom Illinois, LLC (FKA Mediacom Communications, LLC):
Tranche D Term Loan, 5.50%, 3/31/17		495	490,050
Tranche E Term Loan, 4.50%, 10/23/17		349	341,270
Newsday, LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		1,325	1,404,500
Nielsen Finance LLC:
Class A Dollar Term Loan, 2.25%, 8/09/13		13	12,778
Class B Dollar Term Loan, 4.00%, 5/01/16		1,351	1,337,042
Penton Media, Inc., Term Loan (First Lien), 5.00%, 8/01/14		486	363,321
Sinclair Television Group, Inc., New Tranche B Term Loan, 5.50%, 10/29/15		614	621,307
Springer Science+Business Media SA, Facility A1, 6.75%, 7/01/16	EUR	1,000	1,289,931

Floating Rate Loan Interests (a)	Par (000)		Value

Media (concluded)
Sunshine Acquisition Ltd. (FKA HIT Entertainment), Term Facility, 5.54%, 6/01/12	USD	522	$505,285
TWCC Holdings Corp., Replacement Term Loans, 5.00%, 9/14/15		1,047	1,051,785
UPC Financing Partnership, Facility U, 4.85%, 12/31/17	EUR	1,050	1,275,633
Univision Communications, Inc., Exit Term Loan, 4.51%, 3/31/17	USD	730	679,908
Virgin Media Investment Holdings Ltd., Facility B, 4.78%, 12/31/15	GBP	750	1,153,675
Yell Group Plc/Yell Finance (UK) Ltd., Facility A3, 2.76%, 8/09/11	USD	633	613,828

			23,789,102

Multi-Utilities — 0.1%
FirstLight Power Resources, Inc. (FKA NE Energy, Inc.):
Synthetic Letter of Credit, 0.16%, 11/01/13		4	3,615
Term B Advance (First Lien), 2.81%, 11/01/13		205	196,696

			200,311

Multiline Retail — 1.0%
Dollar General Corp., Tranche B-2 Term Loan, 3.00% - 3.01%, 7/07/14		360	358,483
Hema Holding BV:
Facility B, 3.60%, 7/06/15	EUR	209	259,911
Facility C, 2.85%, 7/05/16		209	259,911
The Neiman Marcus Group, Inc., Term Loan B, 4.29%, 4/06/16	USD	537	525,849

			1,404,154

Oil, Gas & Consumable Fuels — 1.2%
Big West Oil, LLC, Term Loan, 12.00%, 7/23/15		396	403,255
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/30/15		1,306	1,332,120

			1,735,375

Paper & Forest Products — 1.2%
Georgia-Pacific LLC, Term Loan B, 2.29%, 12/23/12		619	617,239
Verso Paper Finance Holdings LLC, 6.54% - 7.29%, 2/01/13 (f)		1,350	1,079,634

			1,696,873

Personal Products — 0.5%
NBTY, Inc., Term Loan B, 6.25%, 9/20/17		700	707,870

Pharmaceuticals — 0.8%
Warner Chilcott Co., LLC, Term Loan A, 6.00%, 10/30/14		387	386,825
Warner Chilcott Corp.:
Additional Term Loan, 6.25%, 4/30/15		217	217,869
Term Loan B-1, 6.25%, 4/30/15		99	99,300

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.	NOVEMBER 30, 2010	7

Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (a)	Par (000)		Value

Pharmaceuticals (concluded)
Warner Chilcott Corp. (concluded):
Term Loan B-2, 6.25%, 4/30/15	USD	166	$166,982
Term Loan B-3, 6.50%, 2/20/16		207	208,509
Term Loan B-4, 6.50%, 2/20/16		68	68,857

			1,148,342

Professional Services — 1.4%
Booz Allen Hamilton, Inc., Tranche C Term Loan, 6.00%, 7/31/15		1,241	1,243,416
Fifth Third Processing Solutions, LLC, Term Loan B, 5.50%, 10/21/16		800	802,600

			2,046,016

Real Estate Investment Trusts (REITs) — 0.1%
iStar Financial, Inc., Term Loan (Second Lien), 1.75%, 6/28/11		125	119,618

Real Estate Management & Development — 2.0%
Mattamy Funding Partnership, Term Loan, 2.56%, 4/11/13		229	215,074
Realogy Corp.:
Delayed Draw Term Loan B, 3.25% - 3.29%, 10/10/13		1,590	1,459,753
Initial Term Loan B, 3.29%, 10/10/13		1,210	1,111,334
Synthetic Letter of Credit, 0.11%, 10/10/13		165	151,485

			2,937,646

Semiconductors & Semiconductor Equipment — 0.6%
Freescale Semiconductor, Inc., Extended Maturity Term Loan, 4.50%, 12/01/16		299	281,093
Microsemi Corp., Term Loan B, 5.00%, 10/25/17		550	554,583

			835,676

Software — 0.7%
Telcordia Technologies, Inc., Term Loan, 6.75%, 4/30/16		697	700,201
Vertafore, Inc., Term Loan B, 6.75%, 7/28/16		354	354,732

			1,054,933

Specialty Retail — 2.8%
Burlington Coat Factory Warehouse Corp., Term Loan, 2.51% - 2.52%, 5/28/13		220	213,620
Gymboree Corp., Term Loan B, 5.50%, 11/09/17		650	652,554
Matalan Finance Plc, Term Facility, 5.57%, 3/24/16	GBP	288	446,738
Michaels Stores, Inc.:
Term Loan B-1, 2.56%, 10/31/13	USD	448	432,235
Term Loan B-2, 4.81%, 7/31/16		277	273,800

Floating Rate Loan Interests (a)	Par (000)		Value

Specialty Retail (concluded)
Petco Animal Supplies, Inc., Term Loan B, 6.00%, 8/18/17	USD	1,200	$1,202,100
Toys ‘R’ US, Inc., Term Loan B, 6.00%, 8/17/16		873	877,956

			4,099,003

Textiles, Apparel & Luxury Goods — 0.5%
Philips Van Huesen Corp., US Tranche B Term Loan, 4.75%, 5/06/16		676	683,469

Wireless Telecommunication Services — 2.2%
Digicel International Finance Ltd., US Term Loan (Non-Rollover), 2.81%, 3/30/12		1,755	1,702,442
MetroPCS Wireless, Inc., Tranche B-2 Term Loan, 3.81%, 11/03/16		483	481,540
Vodafone Americas Finance 2 Inc., Initial Loan, 6.88%, 7/30/15		1,000	1,015,000

			3,198,982

Total Floating Rate Loan Interests – 99.4%			142,779,464

Other Interests (h)	Beneficial Interest (000)

Auto Components — 1.3%
Delphi Debtor-in-Possession Holding Co. LLP, Class B Membership Interests	—	(i)	1,819,784

Diversified Financial Services — 0.2%
J.G. Wentworth LLC Preferred Equity Interests (j)	—	(i)	299,335

Total Other Interests – 1.5%			2,119,119

Warrants (k)	Shares

Software — 0.0%
HMH Holdings/EduMedia (Expires 3/09/17)	5,330	—

Total Warrants – 0.0%		—

Total Long-Term Investments (Cost – $183,446,339) – 126.3%		181,438,737

8	BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.18% (l)(m)	1,863,351	$1,863,351

Total Short-Term Securities (Cost – $1,863,351) – 1.3%		1,863,351

Options Purchased	Contracts

Over-the-Counter Call Options — 0.0%
Marsico Parent Superholdco LLC, Strike Price USD 942.86, Expires 12/21/19, Broker Goldman Sachs Bank USA	11	—

Total Options Purchased (Cost – $10,756) – 0.0%		—

Total Investments (Cost – $185,320,446*) – 127.6%		183,302,088
Liabilities in Excess of Other Assets – (27.6)%		(39,597,326)

Net Assets – 100.0%		$143,704,762

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost	$185,415,419

Gross unrealized appreciation	$4,733,391
Gross unrealized depreciation	(6,846,722)

Net unrealized depreciation	$(2,113,331)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.

(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(e)	Convertible security.

(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(g)	Issuer filed for bankruptcy and/or is in default of interest payments.

(h)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(i)	Amount is less than $1,000.

(j)	The investment is held by a wholly owned taxable subsidiary of the Fund.

(k)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(l)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(b)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at February 28, 2010	Net Activity	Shares Held at November 30, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	1,797,812	65,539	1,863,351	$3,553

(m)	Represents the current yield as of report date.

•	Foreign currency exchange contracts as of November 30, 2010 were as follows:

Currency Purchased		Currency Sold		Counter- party	Settlement Date	Unrealized Appreciation (Depreciation)

USD	2,343,736	GBP	1,475,500	Citibank NA	1/19/11	$49,452
EUR	405,000	USD	545,052	Citibank NA	1/28/11	(19,458)
USD	634,085	EUR	468,000	Citibank NA	1/28/11	26,732
USD	7,273,031	EUR	5,312,000	Deutsche Bank AG	1/28/11	379,313

Total						$436,039

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.	NOVEMBER 30, 2010	9

Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of November 30, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2		Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Asset-Backed Securities	—	$		$2,420,748	$2,420,748
Common Stocks	$232,266		—	245,462	477,728
Corporate Bonds	—		32,643,548	998,130	33,641,678
Floating Rate Loan Interests	—		113,209,060	29,570,404	142,779,464
Other Interests	—		1,819,784	299,335	2,119,119
Short-Term Securities	1,863,351		—	—	1,863,351
Unfunded Loan Commitments	—		—	8,780	8,780

Total	$2,095,617		$147,672,392	$33,542,859	$183,310,868

Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Foreign currency exchange contracts	—	$455,497	—	$455,497
Liabilities:
Foreign currency exchange contracts	—	(19,458)	—	(19,458)

Total	—	$436,039	—	$436,039

[1]	Derivative financial instruments are foreign currency exchange contracts. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

10	BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.	NOVEMBER 30, 2010

Schedule of Investments (concluded)	BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds

Assets/Liabilities:
Balance, as of February 28, 2010	$—	$30,435	$1,016,670
Accrued
discounts/premiums	—	—	36,882
Net realized gain (loss)	—	—	5
Net change in unrealized appreciation/depreciation[2]		3,159	(60,652)
Purchases	—	—	4,776
Sales	—	—	449
Transfers in3	2,420,748	241,333	—
Transfers out[3]	—	(29,465)	—

Balance, as of November 30, 2010	$2,420,748	$245,462	$998,130

	Floating Rate Loan Interests	Other Interests	Unfunded Loan Commitments	Total

Assets/Liabilities:
Balance, as of February 28, 2010	$18,711,638	$1,622,470	$(34,025)	$21,347,188
Accrued
discounts/premiums	187,012	—	—	223,894
Net realized gain (loss)	(942,258)	—	—	(942,253)
Net change in unrealized appreciation/depreciation[2]	772,425	(63,520)	42,805	694,217
Purchases	3,107,689	—	—	3,112,465
Sales	(11,117,626)	—	—	(11,117,177)
Transfers in3	22,523,956	299,335	—	25,485,372
Transfers out[3]	(3,672,432)	(1,558,950)	—	(5,260,847)

Balance, as of November 30, 2010	$29,570,404	$299,335	$8,780	$33,542,859

[2]	The change in unrealized appreciation/depreciation on securities still held at November 30, 2010 was $(339,313).

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.	NOVEMBER 30, 2010	11

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Strategies Fund II, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Strategies Fund II, Inc.

Date: January 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Strategies Fund II, Inc.

Date: January 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Floating Rate Income Strategies Fund II, Inc.

Date: January 26, 2011